BUSINESS COMBINATION (Details 16) - Companhia Energetica Chapeco [Member] R$ in Thousands	Oct. 07, 2022 BRL (R$)
Carrying amount [member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	R$ 41,693
Trade receivables	5,745
Other assets	246
Recoverable taxes and contributions	5,420
Deferred taxes	9,521
Judicial deposits	151
Property, plant and equipment	106,695
Intangíible assets	104,499
Total assets acquired	273,970
Trade payables	157
Labor obligations	364
Taxes payable	1,945
Concession payable	12,281
Other accounts	1,567
Advances from customer	100,012
Concession payable	77,646
Total liabilities assumed	193,972
Total equity acquired	79,998
Fair Value Adjustments [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	195,026
Intangíible assets	83,610
Total assets acquired	278,636
Total equity acquired	278,636
Total Fair Value [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	41,693
Trade receivables	5,745
Other assets	246
Recoverable taxes and contributions	5,420
Deferred taxes	9,521
Judicial deposits	151
Property, plant and equipment	301,721
Intangíible assets	188,109
Total assets acquired	552,606
Trade payables	157
Labor obligations	364
Taxes payable	1,945
Concession payable	12,281
Other accounts	1,567
Advances from customer	100,012
Concession payable	77,646
Total liabilities assumed	193,972
Total equity acquired	R$ 358,634